Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance service result
Insurance revenue (note 7)	$ 23,972	$ 23,118
Insurance service expenses (note 7)	(19,382)	(19,335)
Net expenses from reinsurance contracts held (note 7)	(613)	(623)
Total insurance service result	3,977	3,160
Investment income (note 4)
Investment income	16,180	15,204
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	3,138	(13,646)
Investment expenses	(1,297)	(1,221)
Net investment income (loss)	18,021	337
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 7)	(13,894)	(6,616)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 7)	(734)	309
Decrease (increase) in investment contract liabilities	(435)	(399)
Investment result excluding segregated investment funds	2,958	(6,369)
Segregated funds investment result (note 23)
Investment income related to segregated funds net assets	49,346	(56,487)
Financial changes related to insurance and investment contract liabilities for account of segregated fund holders	(49,346)	56,487
Net segregated funds investment result	0	0
Total investment result	2,958	(6,369)
Other revenue (note 14)	6,746	6,186
General expenses	(4,330)	(3,731)
Commissions related to non-insurance contracts	(1,345)	(1,333)
Interest expenses	(1,554)	(1,051)
Net income (loss) before income taxes	6,452	(3,138)
Income tax recoveries (expenses)	(845)	1,159
Net income (loss)	5,607	(1,979)
Net income (loss) attributed to:
Non-controlling interests	144	121
Participating policyholders	360	(167)
Shareholders and other equity holders	5,103	(1,933)
Net income (loss)	5,607	(1,979)
Net income (loss) attributed to shareholders	5,103	(1,933)
Preferred share dividends and other equity distributions	(303)	(260)
Common shareholders' net income (loss)	$ 4,800	$ (2,193)
Earnings per share
Basic earnings per common share (note 12)	$ 2.62	$ (1.15)
Diluted earnings per common share (note 12)	2.61	(1.15)
Dividends per common share	$ 1.46	$ 1.32